Cover	Nov. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Current Fiscal Year End Date	--09-30
Entity File Number	811-23247
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Term Trust
Entity Central Index Key	0001703079
Entity Tax Identification Number	82-2305867
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	374-6930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares Of Beneficial Interest [Member]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	XFLT
Security Exchange Name	NYSE
Sec 6. 50 Series 2026 [Member]
Title of 12(b) Security	6.50% Series 2026
Trading Symbol	XFLTPRA
Security Exchange Name	NYSE